Selling and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling and marketing expenses
Schedule of Selling and marketing expenses

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
Offline marketing expenses	48,272	1,420,687	1,104,585
Staff costs (Note 25)	38,252	7,423,389	3,137,775
Growth marketing expenses	6,907	8,676,372	7,948,629
	93,431	17,520,448	12,190,989